Loans and borrowings (Tables)	12 Months Ended
Dec. 31, 2021
Loans and borrowings
Schedule of loans and borrowings
		2021	2020
	Interest p.a.
Working capital	100% CDI + 2.40% to 5.46% and TJLP + 2.98% and 24%	163,138	97,396
BNDES Prosoft	TJLP + 2.96%	-	1,579
Debentures	18.16%	45,000	-
		208,138	98,975
Current		64,415	56,197
Non-current		143,723	42,778

Schedule of maturities of non-current liabilities	The portion of non-current liabilities has the following maturity schedule:
	2021	2020
2022	-	18,167
2023	70,305	16,918
2024	53,721	7,693
2025	18,797	-
After 2026	900	-
	143,723	42,778

Schedule of reconciliation of change in supplementary information to cash flow

Loans and financing
Balance at January 1, 2020	63,346
Changes in cash	24,297
Interest paid	(4,491)
Proceeds from loans and borrowings	62,000
Repayments of borrowings	(33,212)
Changes not affecting cash	11,332
Interest and exchange-rate expenses	4,761
Additions due to acquisitions	6,571
Balance at December 31, 2020	98,975
Changes in cash	28,728
Interest paid	(17,620)
Proceeds from loans and borrowings	88,000
Repayments of borrowings	(41,652)
Changes not affecting cash	80,435
Interest and exchange-rate expenses	17,007
Additions due to acquisitions	63,428
Balance at December 31, 2021	208,138